UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           June 30, 2011
                                                --------------------------------

Check here if Amendment [  ];  Amendment Number:
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Exis Capital Management, Inc.
          -----------------------------------------
Address:      270 Lafayette Street
          -----------------------------------------
              Suite 1101
          -----------------------------------------
              New York, New York 10012
          -----------------------------------------

Form 13F File Number: 028-10928

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Adam Sender
          -----------------------------------------
Title:        CEO
          -----------------------------------------
Phone:        (212) 893-7400
          -----------------------------------------

Signature, Place, and Date of Signing:


    /s/ Adam Sender           New York, NY              8/15/2011
-----------------------   --------------------      -----------------
      [Signature]            [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                          --------------------------
Form 13F Information Table Entry Total:         23
                                          --------------------------
Form 13F Information Table Value Total:         $43,123
                                          --------------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                           FORM 13F INFORMATION TABLE

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         Column 1            Column 2       Column 3  Column 4      Column 5         Column 6     Column 7          Column 8

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      NAME OF ISSUER         TITLE OF         CUSIP    VALUE   SHARES/  SH/   PUT/  INVESTMENT     OTHER        VOTING AUTHORITY
                               CLASS                  (x1000)  PRN AMT  PRN   CALL  DISCRETION    MANAGERS
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                                                                                                             SOLE     SHARED   NONE
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
ALPHA NATURAL RESOURCES INC  COM            02076X102     227   5,000   SH             SOLE                   5,000
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BROADCOM CORP                CL A           111320107   1,346  40,000   SH             SOLE                  40,000
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CSX CORP                     COM            126408103   2,098  80,000   SH             SOLE                  80,000
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DEERE & CO                   COM            244199105     825  10,000   SH             SOLE                  10,000
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FEDEX CORP                   COM            31428X106   1,423  15,000   SH    CALL     SOLE                  15,000
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FORD MTR CO DEL              COM PAR $0.01  345370860   6,068  440,000  SH             SOLE                 440,000
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GOLDMAN SACHS GROUP INC      COM            38141G104   2,662  20,000   SH             SOLE                  20,000
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ILLUMINA INC                 COM            452327109   1,879  25,000   SH             SOLE                  25,000
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LAS VEGAS SANDS CORP         COM            517834107   2,111  50,000   SH             SOLE                  50,000
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NETAPP INC                   COM            64110D104   3,167  60,000   SH             SOLE                  60,000
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NEW YORK TIMES CO            CL A           650111107    872  100,000   SH     CALL    SOLE                 100,000
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PARKER HANNIFIN CORP         COM            701094104   1,974  22,000   SH             SOLE                  22,000
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PEABODY ENERGY CORP          COM            704549104   2,059  35,000   SH     CALL    SOLE                  35,000
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PEABODY ENERGY CORP          COM            704549104     589  10,000   SH             SOLE                  10,000
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PENN NATIONAL GAMING INC     COM            707569109   1,009  25,000   SH             SOLE                  25,000
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POLYCOM INC                  COM            73172K104     643  10,000   SH             SOLE                  10,000
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                             PSHS ULTSH
PROSHARES TR                 20YRS          74347R297   4,659 135,000   SH             SOLE                 135,000
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RED HAT INC                  COM            756577102   1,285  28,000   SH             SOLE                  28,000
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SALESFORCE COM INC           COM            79466L302   2,086  14,000   SH             SOLE                  14,000
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SOLUTIA INC                  COM            834376501     571  25,000   SH             SOLE                  25,000
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UNION PACIFIC CORP           COM NEW        907818108   2,923  28,000   SH             SOLE                  28,000
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VMWARE INC                   CL A COM       928563402   2,406  24,000   SH             SOLE                  24,000
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ZIOPHARM ONCOLOGY INC        COM            98973P101     245  40,000   SH             SOLE                  40,000
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